July 23, 2008

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington DC 20549

Re:	North Track Funds, Inc. 1933 Act Registration No. 33-12; 1940 Act File No. 811-4401—Transmission of Post-Effective Amendment No. 85 to North Track’s Registration Statement filed on Form N-1A

Ladies and Gentlemen:

On behalf of North Track, Inc. (“North Track”), we have enclosed for filing, pursuant to Rule 485(a), Post-Effective Amendment No. 85 (the “Amendment”) to North Track’s Registration Statement on Form N-1A.

This Amendment is being filed primarily to permit the Geneva Growth Fund to begin offering Class I Shares, on September 22, 2008. Also, this Amendment is being filed to update financial information and make certain other non-material changes.

If you have any questions regarding this letter or further comments on the Amendment, please contact Conrad Goodkind of this office at (414) 277-5305 (cgoodkind@quarles.com) or me at (414) 277-5629 (aketter@quarles.com). Thank you in advance for your prompt attention to this matter.

Very truly yours,

QUARLES & BRADY LLP

/s/ Andrew D. Ketter

Andrew D. Ketter
Enclosure